Document And Entity Information	Nov. 04, 2020	Jul. 31, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	CRYOLIFE, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	1-13165
Entity Tax Identification Number	59-2417093
Entity Address, Address Line One	1655 Roberts Boulevard, N.W.
Entity Address, City or Town	Kennesaw
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30144
City Area Code	770
Local Phone Number	419-3355
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CRY
Security Exchange Name	NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Entity Central Index Key	0000784199
Amendment Flag	false